Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,068,000
Previously Paid Amount	0.00
Total Fee Amount	285.59
Total Offset Amount	0.00
Net Fee	285.59
Narrative - Max Aggregate Offering Price	$ 2,068,000
Final Prospectus	true